Services provided by the Group's auditors and network of firms (Details) - USD ($) $ in Millions	12 Months Ended
	Oct. 31, 2021	Oct. 31, 2020	Oct. 31, 2019
Services provided by the Group's auditors and network of firms [Abstract]
Audit of Company	$ 8.0	$ 7.2	$ 12.8
ICOFR audit	4.7	2.7	3.0
Audit of subsidiaries	2.8	2.9	3.9
Total audit	15.5	12.8	19.7
Audit-related assurance services	0.5	0.6	0.6
Total assurance services	0.5	0.6	0.6
Tax advisory services	0.0	0.0	0.1
Services relating to taxation	0.0	0.0	0.1
Total	16.0	13.4	20.4
Audit related assurance services relating to significant activities	$ 0.5	$ 0.6	$ 0.6